Cover	12 Months Ended
Dec. 25, 2022
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	PILGRIM’S PRIDE CORPORATION
Entity Central Index Key	0000802481